ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2013				2014
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
TV program license	$6,372	$(1,903)	$(4,469)	$-	$6,217	$(1,857)	$(4,360)	$-
Audio-vision programming and broadcasting qualification	229	(39)	(190)	-	224	(38)	(186)	-
Customer relationships	1,553	(1,490)	(63)	-	1,516	(1,454)	(62)	-
Contract backlog	2,035	(2,003)	(32)	-	1,986	(1,955)	(31)	-
Concession agreements	17,337	(10,633)	(5,258)	1,446	11,932	(6,625)	(4,500)	807
Non-compete agreements	194	(184)	(10)	-	190	(180)	(10)	-
	$27,720	$(16,252)	$(10,022)	$1,446	$22,065	$(12,109)	$(9,149)	$807

The Group incurred impairment losses of $9,583, nil and nil on definite-lived intangible assets for the years ended December 31, 2012, 2013 and 2014, respectively. As the actual and expected sales and profits were below previously forecasted figures for fire station, air travel and outdoor advertising media, the carrying amounts of the definite-lived intangible assets exceeded the estimated future discounted cash flows associated with such assets. Accordingly, the amount of impairment expense recognized is equal to this excess.

The amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $2,635, $836 and $606, respectively. During fiscal years 2015, 2016, 2017, 2018 and thereafter, the Group expects to record amortization expenses for definite-lived intangible assets of $274, $273, $130 and $130, respectively.